Segment reporting - Results of Operations (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Gain from the FDIC termination agreement	$ 0	$ 0	$ 102,752
Income tax expense	$ 111,938	$ 147,181	119,579
Termination Agreement with FDIC and tax closing agreement
Segment Reporting Information
Gain from the FDIC termination agreement			102,800
Other operating expenses			8,100
Income tax expense			$ 63,900